36. Financial instruments and risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Total assets	R$ 866,249	R$ 846,404
Derivatives used for hedging purposes	81,408	80,790
Securities	784,841	765,614
Total liabilities	11,618	32,463
Derivatives used for hedging purposes	11,618	32,463
Level 1 [Member] | Financial Liabilities at Fair Value Through Profit or Loss [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Total liabilities	0	0
Derivatives used for hedging purposes	0	0
Level 2 [Member] | Financial Liabilities at Fair Value Through Profit or Loss [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Total liabilities	11,618	32,463
Derivatives used for hedging purposes	11,618	32,463
Financial Assets at Fair Value Through Profit or Loss [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Derivatives used for hedging purposes	81,408	80,790
Derivatives used for hedging purposes	11,618	0
Financial Assets at Fair Value Through Profit or Loss [Member] | Level 1 [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Total assets	784,841	765,614
Derivatives used for hedging purposes	0	0
Securities	784,841	765,614
Financial Assets at Fair Value Through Profit or Loss [Member] | Level 2 [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Total assets	81,408	80,790
Derivatives used for hedging purposes	81,408	80,790
Securities	R$ 0	R$ 0